Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Policy
As discussed above, our 2017 Equity Incentive Plan permits us to grant our key employees and others stock options and other long-term incentive awards. The Compensation Committee administers the 2017 Equity Incentive Plan and, considering the recommendations of management, determines who will receive awards under the Plan, as well as the form of the awards, the number of shares underlying the awards, and the terms and conditions of the awards consistent with the terms of the 2017 Equity Incentive Plan.
We have adopted an Equity Award Grant Policy, effective as of April 21, 2023, to set out our process for the date of grant, approval, pricing and notice of equity awards to be granted to our executive officers or employees pursuant to our equity incentive plans, including our grants of stock options. For grants of stock options in connection with the hiring of a new employee or the promotion of an existing employee, grants are made on a regular monthly basis on the fifteenth day of each month, unless the fifteenth is not a day on which NYSE is open for trading in which case it shall be the next such trading day (each, a “Monthly Approval Date”). The date of such grant with respect to an individual (i) whose employment began or whose promotion occurred prior to or on the Monthly Approval Date, will be on such Monthly Approval Date; and (ii) whose employment began or whose promotion occurred on a date after the Monthly Approval Date, will be on the next Monthly Approval Date. If we are in a blackout period due to the existence of material non-public information when a Monthly Approval Date occurs, then such Monthly Approval Date shall be deferred until the second business day after the earlier of (x) the issuance of a press release or (y) the filing of a periodic report or the filing or furnishing of a Form 8-K (other than disclosure of a material new equity award grant under Item 5.02(e) of Form 8-K), in either case that contains such material non-public information.
For annual grants of stock options to existing eligible employees, the Compensation Committee intends to consider and approve any such annual grants at a meeting to be held in the fourth quarter of the fiscal year (the “Annual Approval Date”). If the Annual Approval Date is before the fourth business day prior to the filing of the Form 10-Q for the third quarter and the issuance of the related press release or unless such day is not a day on which NYSE is open for trading in which case the grant date of such annual awards shall be the second trading day following the filing of the Form 10-Q for the third quarter and the issuance of the related press release (a “Release Clearance Date”). If the Annual Approval Date is after the Release Clearance Date, then the grant date of such annual awards shall be on the Annual Approval Date only to the extent no material non-public information exists on such date. If we are in a blackout period due to the existence of material non-public information, then the Annual Approval Date shall be deferred until the second business day after the earlier of (x) the issuance of a press release or (y) the filing of a periodic report or the filing or furnishing of a Form 8-K (other than disclosure of a material new equity award grant under Item 5.02(e) of Form 8-K), in each case that contains the material non-public information.
The exercise price of all stock options granted will be equal to (or, if specified in the approval of the stock option award, greater than) the closing market price on NYSE on the date of grant of such option. While we generally only grant stock options on a regularly scheduled basis as described above, if the Compensation Committee or the Board determines it is advisable to grant any stock options in other circumstances, the Compensation Committee may approve any such grant.
During the fiscal year ended December 31, 2024, we did not grant any stock options to any of our NEOs.

Award Timing Method
As discussed above, our 2017 Equity Incentive Plan permits us to grant our key employees and others stock options and other long-term incentive awards. The Compensation Committee administers the 2017 Equity Incentive Plan and, considering the recommendations of management, determines who will receive awards under the Plan, as well as the form of the awards, the number of shares underlying the awards, and the terms and conditions of the awards consistent with the terms of the 2017 Equity Incentive Plan.
We have adopted an Equity Award Grant Policy, effective as of April 21, 2023, to set out our process for the date of grant, approval, pricing and notice of equity awards to be granted to our executive officers or employees pursuant to our equity incentive plans, including our grants of stock options. For grants of stock options in connection with the hiring of a new employee or the promotion of an existing employee, grants are made on a regular monthly basis on the fifteenth day of each month, unless the fifteenth is not a day on which NYSE is open for trading in which case it shall be the next such trading day (each, a “Monthly Approval Date”). The date of such grant with respect to an individual (i) whose employment began or whose promotion occurred prior to or on the Monthly Approval Date, will be on such Monthly Approval Date; and (ii) whose employment began or whose promotion occurred on a date after the Monthly Approval Date, will be on the next Monthly Approval Date. If we are in a blackout period due to the existence of material non-public information when a Monthly Approval Date occurs, then such Monthly Approval Date shall be deferred until the second business day after the earlier of (x) the issuance of a press release or (y) the filing of a periodic report or the filing or furnishing of a Form 8-K (other than disclosure of a material new equity award grant under Item 5.02(e) of Form 8-K), in either case that contains such material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	If the Annual Approval Date is after the Release Clearance Date, then the grant date of such annual awards shall be on the Annual Approval Date only to the extent no material non-public information exists on such date. If we are in a blackout period due to the existence of material non-public information, then the Annual Approval Date shall be deferred until the second business day after the earlier of (x) the issuance of a press release or (y) the filing of a periodic report or the filing or furnishing of a Form 8-K (other than disclosure of a material new equity award grant under Item 5.02(e) of Form 8-K), in each case that contains the material non-public information.